Leases - Summary of Right of Use Assets, Net (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 1,950
Balance at end of period	2,153	$ 1,950
Right-of-Use Assets, Net	2,153	1,950
COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	3,287	2,783
Additions	176	370
Modifications	150
Exchange Rate Movements and Other	(190)	134
Acquisitions (Note 4)	301
Divestitures	(208)
Balance at end of period	3,516	3,287
Right-of-Use Assets, Net	3,516	3,287
ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,337	1,103
Exchange Rate Movements and Other	(143)	(57)
Divestitures	(162)
Depreciation	331	291
Balance at end of period	1,363	1,337
Real Estate
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	399
Balance at end of period	388	399
Right-of-Use Assets, Net	388	399
Real Estate | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	592	588
Additions	8	2
Modifications	4
Exchange Rate Movements and Other	(1)	2
Acquisitions (Note 4)	9
Divestitures	(1)
Balance at end of period	611	592
Right-of-Use Assets, Net	611	592
Real Estate | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	193	156
Exchange Rate Movements and Other	(4)	2
Divestitures	(1)
Depreciation	35	35
Balance at end of period	223	193
Transportation And Storage Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,393
Balance at end of period	1,658	1,393
Right-of-Use Assets, Net	1,658	1,393
Transportation And Storage Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	2,392	1,964
Additions	153	317
Modifications	143
Exchange Rate Movements and Other	(170)	111
Acquisitions (Note 4)	292
Divestitures	(175)
Balance at end of period	2,635	2,392
Right-of-Use Assets, Net	2,635	2,392
Transportation And Storage Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	999	863
Exchange Rate Movements and Other	(126)	(62)
Divestitures	(144)
Depreciation	248	198
Balance at end of period	977	999
Refining Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	84
Balance at end of period	56	84
Right-of-Use Assets, Net	56	84
Refining Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	178	161
Additions	0	0
Modifications	1
Exchange Rate Movements and Other	(8)	17
Acquisitions (Note 4)	0
Divestitures	(23)
Balance at end of period	148	178
Right-of-Use Assets, Net	148	178
Refining Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	94	65
Exchange Rate Movements and Other	(5)	8
Divestitures	(8)
Depreciation	11	21
Balance at end of period	92	94
Other Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	74
Balance at end of period	51	74
Right-of-Use Assets, Net	51	74
Other Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	125	70
Additions	15	51
Modifications	2
Exchange Rate Movements and Other	(11)	4
Acquisitions (Note 4)	0
Divestitures	(9)
Balance at end of period	122	125
Right-of-Use Assets, Net	122	125
Other Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	51	19
Exchange Rate Movements and Other	(8)	(5)
Divestitures	(9)
Depreciation	37	37
Balance at end of period	$ 71	$ 51